Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details) - Computer and office equipment [Member]	Mar. 31, 2026
Schedule of Estimated Useful Lives [Line Items]
Depreciation method	Straight-line
Estimated useful lives	3 years